Note 11 - Equity Incentive Distribution Rights (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Managing member or general partner, subsequent distribution amount forfeited, total per year | $	$ 100
Incentive Distribution, Distribution Split Marginal Percentage	50.00%
Incentive Distribution, Minimum Distribution Level | $ / shares	0.3881
Minimum Quarterly Distribution
Distribution Payment Targets	0.337500
First Target Distribution
Distribution Payment Targets	Above $0.337500 up to $0.388125
Second Target Distribution
Distribution Payment Targets	Above $0.388125 up to $0.421875
Third Target Distribution
Distribution Payment Targets	Above $0.421875 up to $0.506250
Target Distribution After Third Target
Distribution Payment Targets	Above $0.506250
Common | Minimum Quarterly Distribution
Incentive Distribution, Distribution Split Marginal Percentage	98.00%
Common | First Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	98.00%
Common | Second Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	85.00%
Common | Third Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	75.00%
Common | Target Distribution After Third Target
Incentive Distribution, Distribution Split Marginal Percentage	50.00%
General Partner | Minimum Quarterly Distribution
Incentive Distribution, Distribution Split Marginal Percentage	2.00%
General Partner | First Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	2.00%
General Partner | Second Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	2.00%
General Partner | Third Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	2.00%
General Partner | Target Distribution After Third Target
Incentive Distribution, Distribution Split Marginal Percentage	2.00%
Incentive Distribution Rights | Minimum Quarterly Distribution
Incentive Distribution, Distribution Split Marginal Percentage	0.00%
Incentive Distribution Rights | First Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	0.00%
Incentive Distribution Rights | Second Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	13.00%
Incentive Distribution Rights | Third Target Distribution
Incentive Distribution, Distribution Split Marginal Percentage	23.00%
Incentive Distribution Rights | Target Distribution After Third Target
Incentive Distribution, Distribution Split Marginal Percentage	48.00%